Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Net earnings (loss)	$ (42,788)	$ 41,854
Items that will not be reclassified to the statement of income
Changes in fair value of financial assets at fair value through comprehensive income	6,139	74,914
Income tax effect	(762)	(4,859)
Changes in fair value of derivative financial instruments cash flow hedges	(21,072)	0
Income tax effect	2,824	0
Share of other comprehensive income of associates	(78)	1,645
Items that may be reclassified to the statement of income
Currency translation adjustments	1,532	0
Share of other comprehensive loss of associates	(459)	(382)
Other comprehensive income (loss)	(11,876)	71,318
Comprehensive income (loss)	(54,664)	113,172
Comprehensive income (loss) attributable to:
Osisko Gold Royalties Ltds shareholders	(54,377)	113,431
Non-controlling interests	$ (287)	$ (259)